Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8.) Commitments and Contingencies

The Company entered into a five year operating lease for office and production facilities. The lease commenced on December 1, 2013 and expires on November 30, 2018. The base monthly rental is $1,362 plus the Company’s estimated portion of property taxes and operating expenses which are currently $810 per month. The future commitments pursuant to this lease arrangement, including property taxes and operating expenses for the fiscal periods ending March 31 are:

2017 (remaining)	$ 13,032
2018	$ 26,064
2019	$ 17,376

For the three and six month periods ended September 30, 2016, rental expenses related to this lease were $6,516 and $13,032 (2015 - $6,498 and $12,999)

On March 11, 2014, and as amended on July 18, September 3, 2014, September 5, 2014 and again on December 31, 2015, the Company entered into a consulting agreement with Connectus, Inc. (“Connectus”) to assist and advise the Company in matters concerning corporate finance and the Company’s current and proposed financing activities for the period commencing April 1, 2014 and ending December 31, 2014. Pursuant to this agreement, the Company agreed to issue to Connectus, 625,000 warrants of the Company. Each warrant is exercisable at USD$0.04 ($0.052) per share for a period of three years. Of the warrants granted, 300,000 vested on September 3, 2014 with the unvested portion vesting pro-rata for each USD$250,000 ($327,925) raised in an offering, fully vesting upon USD$1,500,000 ($1,967,550) being raised. During the year ended March 31, 2015, the President of the Consultant became a director of the Company. On December 31, 2015, the Company extended the contract to December 31, 2016. In consideration of the contract extension, the Company issued 93,000 common shares to Connectus, Inc. as compensation, which has been recorded as professional fees on the statements of operations during the year ended March 31, 2016.

On April 23, 2014, the Company entered into employment agreements with three officers of the Company effective July 1, 2014. The initial contracts contain minimum aggregate commitments of approximately $427,000 per year for three years and additional contingent payments of up to approximately $600,000 in aggregate upon the occurrence of a change of control. As a triggering event has not taken place, the contingent payments have not been reflected in these financial statements. If employment is terminated by the Company other than upon a change of control or for just cause, the officers will be entitled to an amount equal to twelve months compensation including benefits, which shall be increased by one month for each full year of service completed. The employment agreements were amended whereby any salary from the commencement of the employment agreements has been waived until such a time when the Company is able to raise additional financing. Salaries will be earned based upon the Company’s success in raising future capital in accordance with the following schedule:

Cumulative Funds Raised [1]	Effective Monthly Salary %

$100,000	10.0%
$175,000	15.0%
$250,000	25.0%
$375,000	37.5%
$500,000	50.0%
$750,000	62.5%
$1,000,000	75.0%
$1,250,000	87.5%
$1,500,000	100.0%

[1] Cumulative funds raised is inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold.

On September 24, 2015, the Company signed a consulting agreement with an investor relations firm with terms commencing immediately and ending on September 30, 2016. Consideration payable under the consulting agreement include a monthly fee of USD$7,500 ($9,838) payable in a combination of cash and restricted stock.

On May 18, 2016, the Company signed a consulting agreement with an agent in connection with proposed placements of up to USD$10,000,000 ($13,117,000) in a combination of equity and or debt of the Company for a term of one year. Consideration payable under the consulting agreement include a non-refundable equity retainer of 100,000 restricted shares of the Company (see Note 6a), a placement fee equal to 8% of the gross purchase price paid for equity of the Company, an administrative fee of 4% of the gross purchase price paid for equity, a placement fee of 4% of the gross purchase price paid for non-convertible debt and warrants to purchase common shares of the Company equal to 8% of the number of shares of common stock issuable by the Company upon exercise or conversion of any and all securities issued at each closing.

On June 24, 2016, the Company signed a consulting agreement with a marketing firm with terms commencing immediately and ending on December 24, 2016. Consideration payable under the consulting agreement include 250,000 common shares to be issued on the date of the agreement (See Note 6a); 250,000 common shares to be issued on August 24, 2016 (see Note 6a) and 250,000 common shares to be issued on October 24, 2016. (See Note 11)

11.)	Commitments and Contingencies

The Company entered into a five year operating lease for office and production facilities. The lease commenced on December 1, 2013 and expires on November 30, 2018. The base monthly rental is $1,362 plus the Company’s estimated portion of property taxes and operating expenses which are currently $810 per month. The future commitments pursuant to this lease arrangement, including property taxes and operating expenses for the fiscal periods ending March 31 are:

2017	$26,066
2018	26,400
2019	17,600

For the year ended March 31, 2016, occupancy costs related to this lease were $26,015 (2015 – $25,732).

On March 11, 2014, and as amended on July 18, September 3, 2014, September 5, 2014 and again on December 31, 2015, the Company entered into a consulting agreement with Connectus, Inc. to assist and advise the Company in matters concerning corporate finance and the Company’s current and proposed financing activities for the period commencing April 1, 2014 and ending December 31, 2014. On December 31, 2015, the Company extended the contract to December 31, 2016. In consideration of the contract extension, the Company issued 93,000 common shares to Connectus, Inc. as compensation, which has been recorded as professional fees on the statements of loss. Pursuant to this agreement, the Company agreed to issue to this consulting corporation (the “Consultant”), 625,000 warrants of the Company. Each warrant is exercisable at USD$0.04 ($0.052) per share for a period of three years. Of the warrants granted, 300,000 vested on September 3, 2014 with the unvested portion vesting pro-rata for each USD$250,000 ($324,275) raised in an offering, fully vesting upon USD$1,500,000 ($1,945,650) being raised. During the year ended March 31, 2015, the President of the Consultant became a director of the Company.

On April 23, 2014, the Company entered into employment agreements with three officers of the Company effective July 1, 2014. The initial contracts contain minimum aggregate commitments of approximately $427,000 per year for three years and additional contingent payments of up to approximately $600,000 in aggregate upon the occurrence of a change of control. As a triggering event has not taken place, the contingent payments have not been reflected in these financial statements. If employment is terminated by the Company other than upon a change of control or for just cause, the officers will be entitled to an amount equal to twelve months compensation including benefits, which shall be increased by one month for each full year of service completed. The employment agreements were amended whereby any salary from the commencement of the employment agreements has been waived until such a time when the Company is able to raise additional financing. Salaries will be earned based upon the Company’s success in raising future capital in accordance with the following schedule:

Cumulative Funds Raised [1]	Effective Monthly Salary %
$100,000	10.0%
$175,000	15.0%
$250,000	25.0%
$375,000	37.5%
$500,000	50.0%
$750,000	62.5%
$1,000,000	75.0%
$1,250,000	87.5%
$1,500,000	100.0%

[1] Cumulative funds raised is inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold.

On September 24, 2015, the Company signed a consulting agreement with an investor relations firm with terms commencing immediately and ending on September 30, 2016. Consideration payable under the consulting agreement include a monthly fee of USD$7,500 ($9,728) payable in a combination of cash and restricted stock.